Property and Equipment, net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation expenses	$ 1,634,377	$ 545,705	$ 198,224